UNITED STATES OF AMERICA
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  _9/30/02_

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.): [ ] is a restatement.
  						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bramwell Capital Management, Inc.
Address:	745 Fifth Avenue
		New York, NY 10051

Form 13 F File Number:	28-5934

The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral partsof this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Donald G. Allison
Title:	Executive Vice President
Phone:	212-308-1296____________
Signature, Place, and Date of Signing:

	    Donald G. Allison		New York, NY		11/13/02
	      [Signature]	           [City, State]		  [Date]

Report Type (Check only one):

[ ]	13F HOLDINGS REPORT
[ ]	13F NOTICE.
[X]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total: 	_60__

Form 13F Table Value Total:			__488,300__
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FORM 13F INFORMATION
TABLE






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VALUE
SHARES
/
SH/
PUT
/
INVSTM
T
OTHER

VOTING
AUTHORITY

NAME OF ISSUER
TITLE OF
CLASS
CUSIP
X1000
PRN
AMT
PRN
CAL
L
DSCRET
N
MANAGER
S
SOLE
SHARED
NONE




































3M Company
COM
88579Y10
1
16,093
146,34
0
SH

SOLE

85,265

61,075
Affiliated Computer
COM
00819010
0
16,687
392,16
9
SH

SOLE

242,60
0

149,56
9
American International
COM
02687410
7
9,291
169,85
2
SH

SOLE

106,13
0

63,722
Amgen
COM
03116210
0
9,400
225,42
8
SH

SOLE

138,50
0

86,928
Analog Devices
COM
03265410
5
3,546
180,00
0
SH

SOLE

103,00
0

77,000
Anthem
COM
03674B10
4
13,444
206,82
8
SH

SOLE

130,70
0

76,128
Applebees Intl
COM
03789910
1
4,767
217,48
0
SH

SOLE

126,40
0

91,080
Applied Materials
COM
03822210
5
4,176
361,60
0
SH

SOLE

209,00
0

152,60
0
Biomet
COM
09061310
0
4,015
150,77
0
SH

SOLE

107,50
0

43,270
Brinker International
COM
1.1E+08
6,592
254,50
0
SH

SOLE

162,00
0

92,500
CBRL Group
COM
12489V10
6
2,219
97,247
SH

SOLE

43,700

53,547
Cardinal Health
COM
14149Y10
8
14,932
240,07
0
SH

SOLE

141,70
0

98,370
Cheesecake Factory
COM
1.63E+08
8,849
296,66
1
SH

SOLE

181,25
0

115,41
1
Coca-Cola Company
COM
1.91E+08
10,324
215,26
5
SH

SOLE

130,60
0

84,665
Colgate-Palmolive
COM
1.94E+08
9,470
175,53
1
SH

SOLE

110,51
6

65,015
Dell Computer
COM
2.47E+08
12,753
542,45
1
SH

SOLE

338,80
0

203,65
1
EBAY
COM
2.79E+08
1,632
30,900
SH

SOLE

15,000

15,900
Entravision
Communications
COM
29382R10
7
1,199
90,500
SH

SOLE

74,500

16,000
Exxon Mobil
COM
30231G10
2
4,163
130,50
0
SH

SOLE

58,800

71,700
Fedex
COM
31428X10
6
6,729
134,40
0
SH

SOLE

81,300

53,100
Fifth Third Banc
COM
3.17E+08
7,176
117,20
0
SH

SOLE

70,200

47,000
General Electric
COM
3.7E+08
13,848
561,80
0
SH

SOLE

333,70
0

228,10
0
GlobalSantaFe
COM
G3930E10
1
4,714
210,90
0
SH

SOLE

127,00
0

83,900
HCA
COM
4.04E+08
16,846
353,82
5
SH

SOLE

210,20
0

143,62
5
Illinois Tool Works
COM
4.52E+08
8,038
137,80
0
SH

SOLE

86,200

51,600
Intel
COM
4.58E+08
4,611
332,00
0
SH

SOLE

205,10
0

126,90
0
IBM
COM
4.59E+08
6,222
106,70
0
SH

SOLE

61,900

44,800
Johnson & Johnson
COM
4.78E+08
12,119
224,10
0
SH

SOLE

136,80
0

87,300
KLA Tencor
COM
4.82E+08
3,923
140,40
0
SH

SOLE

84,700

55,700
Kohl's
COM
5E+08
19,577
321,94
3
SH

SOLE

206,00
0

115,94
3
Linear Technology
COM
5.36E+08
3,809
183,82
8
SH

SOLE

104,30
0

79,528
Lockheed Martin
COM
5.4E+08
5,364
82,950
SH

SOLE

49,600

33,350
Lowe's
COM
5.49E+08
13,989
337,89
3
SH

SOLE

195,30
0

142,59
3
Medtronic
COM
5.85E+08
14,589
346,37
6
SH

SOLE

209,00
0

137,37
6
Microsoft
COM
5.95E+08
5,634
128,80
0
SH

SOLE

70,700

58,100
Molex Inc., Class A
CL A COM
6.09E+08
8,984
427,81
2
SH

SOLE

270,84
7

156,96
5
Nabors Industries
COM
G6359F10
3
3,701
113,00
0
SH

SOLE

66,500

46,500
Novellus Systems
COM
6.7E+08
2,945
141,50
0
SH

SOLE

85,200

56,300
Patterson-UTI Energy
COM
7.03E+08
5,847
229,20
0
SH

SOLE

129,00
0

100,20
0
Pfizer
COM
7.17E+08
14,459
498,25
6
SH

SOLE

310,50
0

187,75
6
Pier 1 Imports
COM
7.2E+08
6,790
356,07
4
SH

SOLE

222,00
0

134,07
4
Pogo Producing
COM
7.3E+08
2,922
85,800
SH

SOLE

50,000

35,800
Stryker
COM
8.64E+08
6,685
116,06
5
SH

SOLE

70,700

45,365
Tenet Healthcare
COM
88033G10
0
23,902
482,86
4
SH

SOLE

300,75
0

182,11
4
Texas Instruments
COM
8.83E+08
2,828
191,50
0
SH

SOLE

112,30
0

79,200
Tiffany
COM
8.87E+08
5,286
246,67
4
SH

SOLE

151,50
0

95,174
Transocean Sedco Forex
COM
G9007810
9
1,776
85,376
SH

SOLE

34,088

51,288
Triad Hospitals
COM
89579K10
9
6,453
170,02
8
SH

SOLE

105,50
0

64,528
Union Pacific
COM
9.08E+08
6,206
107,24
7
SH

SOLE

63,200

44,047
United Parcel Service
COM
9.11E+08
3,777
60,400
SH

SOLE

26,024

34,376
UnitedHealth Group
COM
91324P10
2
16,219
185,95
0
SH

SOLE

108,03
1

77,919
Univision
Communications
COM
9.15E+08
4,378
192,00
0
SH

SOLE

105,00
0

87,000
WTS Washington Intl
COM
9.39E+08
0
6
SH

SOLE

0

6
Wal-Mart
COM
9.31E+08
17,729
360,04
3
SH

SOLE

212,60
0

147,44
3
Walgreen
COM
9.31E+08
19,509
634,22
0
SH

SOLE

424,50
0

209,72
0
Wellpoint Health
Networks
COM
94973H10
8
16,124
219,96
8
SH

SOLE

130,70
0

89,268
Wells Fargo
COM
9.5E+08
7,070
146,80
0
SH

SOLE

86,000

60,800
Westinghouse Air Brake
COM
9.6E+08
1
38
SH

SOLE

0

38
Williams Sonoma
COM
9.7E+08
1,895
80,196
SH

SOLE

42,500

37,696
Zimmer Holdings
COM
98956P10
2
2,074
54,100
SH

SOLE

39,500

14,600
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